Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 273,626	$ 286,298	$ 814,556	$ 877,470
Voyage expenses	(25,102)	(21,495)	(70,439)	(57,427)
Vessel operating expenses	(86,769)	(94,008)	(255,464)	(280,121)
Time-charter hire expenses	(20,677)	(18,894)	(61,940)	(53,045)
Depreciation and amortization	(75,304)	(74,159)	(224,317)	(223,138)
General and administrative	(19,870)	(15,201)	(47,866)	(43,491)
Write-down of vessels	(316,726)	0	(318,226)	(43,650)
Restructuring charge	(2,885)	(802)	(3,335)	(2,289)
(Loss) income from vessel operations	(273,707)	61,739	(167,031)	174,309
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Early termination fee received				4,000
Operating Segments | FPSO Segment
Segment Reporting Information [Line Items]
Revenues	116,611	121,294	339,713	378,793
Voyage expenses	0	0	0	0
Vessel operating expenses	(40,816)	(42,353)	(110,988)	(130,632)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(36,497)	(37,180)	(109,496)	(111,998)
General and administrative	(11,004)	(10,235)	(25,904)	(27,126)
Write-down of vessels	(265,229)		(265,229)	0
Restructuring charge	0	(597)	(450)	(2,084)
(Loss) income from vessel operations	(236,935)	30,929	(172,354)	106,953
Operating Segments | Shuttle Tanker Segment
Segment Reporting Information [Line Items]
Revenues	135,549	128,482	404,746	380,505
Voyage expenses	(20,018)	(18,898)	(58,615)	(45,409)
Vessel operating expenses	(31,007)	(33,062)	(86,846)	(91,735)
Time-charter hire expenses	(16,415)	(14,723)	(48,500)	(44,298)
Depreciation and amortization	(31,049)	(30,166)	(91,711)	(90,903)
General and administrative	(6,060)	(1,147)	(12,709)	(8,975)
Write-down of vessels	(51,497)		(51,497)	0
Restructuring charge	0	(205)	0	(205)
(Loss) income from vessel operations	(20,497)	30,281	54,868	98,980
Operating Segments | FSO Segment
Segment Reporting Information [Line Items]
Revenues	10,205	14,251	32,492	42,403
Voyage expenses	(258)	(96)	(1,013)	(431)
Vessel operating expenses	(5,132)	(6,056)	(14,904)	(17,724)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(2,589)	(2,205)	(7,729)	(6,586)
General and administrative	(446)	(230)	(1,356)	(612)
Write-down of vessels	0		(1,500)	0
Restructuring charge	0	0	0	0
(Loss) income from vessel operations	1,780	5,664	5,990	17,050
Operating Segments | UMS Segment
Segment Reporting Information [Line Items]
Revenues	0	13,395	3,916	30,612
Voyage expenses	0	0	0	0
Vessel operating expenses	(4,509)	(8,331)	(28,327)	(25,576)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,640)	(1,647)	(4,907)	(5,037)
General and administrative	(1,019)	(2,640)	(4,183)	(4,166)
Write-down of vessels	0		0	(43,650)
Restructuring charge	(2,885)	0	(2,885)	0
(Loss) income from vessel operations	(10,053)	777	(36,386)	(47,817)
Operating Segments | Towage Segment
Segment Reporting Information [Line Items]
Revenues	11,431	5,345	26,558	28,158
Voyage expenses	(6,191)	(2,440)	(12,110)	(10,239)
Vessel operating expenses	(5,825)	(4,206)	(14,929)	(13,015)
Time-charter hire expenses	0	0	(925)	0
Depreciation and amortization	(4,111)	(2,961)	(11,056)	(8,614)
General and administrative	(1,251)	(859)	(3,444)	(2,350)
Write-down of vessels	0		0	0
Restructuring charge	0	0	0	0
(Loss) income from vessel operations	(5,947)	(5,121)	(15,906)	(6,060)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	3,181	3,531	10,482	16,999
Voyage expenses	(45)	(61)	(111)	(1,348)
Vessel operating expenses	0	0	10	(1,439)
Time-charter hire expenses	(4,262)	(4,171)	(12,515)	(8,747)
Depreciation and amortization	0	0	0	0
General and administrative	(90)	(90)	(270)	(262)
Write-down of vessels	0		0	0
Restructuring charge	0	0	0	0
(Loss) income from vessel operations	(1,216)	(791)	(2,404)	5,203
Eliminations
Segment Reporting Information [Line Items]
Revenues	(3,351)	0	(3,351)	0
Voyage expenses	1,410	0	1,410	0
Vessel operating expenses	520	0	520	0
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	582	0	582	0
General and administrative	0	0	0	0
Write-down of vessels	0		0	0
Restructuring charge	0	0	0	0
(Loss) income from vessel operations	$ (839)	$ 0	$ (839)	$ 0